GOODWILL AND INTANGIBLE ASSETS - Aggregate Intangible Assets Amortization Expense by Segment (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	$ 203.3	$ 207.4	$ 181.6
Construction and Do It Yourself
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	37.7	35.9	31.8
Securities Industry
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	91.6	113.2	107.8
Industrial Segment
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible Assets	$ 74.0	$ 58.3	$ 42.0